UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 523-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2011

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Apparel and Accessory Stores:
Foot Locker, Inc.	14,700	$289,884	0.17%
Limited Brands, Inc.	33,405	1,098,356	0.62%
Ross Stores, Inc.	21,643	1,539,250	0.88%
V.F. Corporation	2,900	285,737	0.16%
		3,213,227	1.83%
Auto Dealers, Gas Stations:
Advance Auto Parts, Inc.	4,400	288,728	0.16%
Autozone, Inc. *	3,978	1,088,222	0.62%
Carmax, Inc. *	8,800	282,480	0.16%
		1,659,430	0.94%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	54,150	1,431,185	0.81%
The Home Depot, Inc.	12,095	448,241	0.26%
Tractor Supply Company	5,200	311,272	0.18%
		2,190,698	1.25%
Building Construction-General Contractors, Operation Build:
Walter Energy, Inc.	5,942	804,725	0.46%
		804,725	0.46%
Business Services:
Adobe Systems Incorporated *	13,950	462,582	0.26%
Autodesk, Inc. *	11,370	501,530	0.28%
Check Point Software Technologies LTD. * **	9,095	464,300	0.26%
Google Inc. *	3,777	2,214,115	1.26%
Intuit Inc. *	11,700	621,270	0.35%
Microsoft Corporation	57,254	1,451,961	0.83%
Omnicom Group Inc.	4,720	231,563	0.13%
Oracle Corporation	74,761	2,494,775	1.42%
Salesforce.com, Inc. *	769	102,723	0.06%
SAP AG **	9,900	607,464	0.35%
SINA Corporation * **	1,390	148,786	0.08%
Solera Holdings, Inc.	9,145	467,310	0.27%
The Western Union Company	19,900	413,323	0.23%
Visa Inc.	15,325	1,128,227	0.64%
VMware Inc. *	2,050	167,157	0.10%
		11,477,086	6.52%
Chemicals and Allied Products:
Abbott Laboratories	35,300	1,731,465	0.98%
Air Products & Chemicals, Inc.	1,700	153,306	0.09%
Albemarle Corporation	13,650	815,861	0.46%
AstraZeneca PLC **	8,400	387,408	0.22%
Biogen Idec Inc. *	6,000	440,340	0.25%
CF Industries Holdings, Inc.	2,900	396,691	0.23%
Celanese Corporation	3,485	154,629	0.09%
Cephalon, Inc. *	7,200	545,616	0.31%
E.I. du Pont de Nemours and Company	12,215	671,459	0.38%
Eastman Chemical Company	1,400	139,048	0.08%
Ecolab Inc.	9,510	485,200	0.28%
Gilead Sciences, Inc. *	30,369	1,288,860	0.73%
Human Genome Sciences, Inc. *	8,720	239,364	0.14%
IDEXX Laboratories, Inc. *	2,805	216,602	0.12%
Johnson & Johnson	32,150	1,904,888	1.08%
Life Technologies Corporation *	5,565	291,717	0.17%
Merck & Co., Inc.	58,000	1,914,580	1.09%
Nalco Holding Company	57,400	1,567,594	0.89%
Novartis AG **	7,930	430,996	0.25%
Novo Nordisk A/S **	3,575	447,697	0.25%
Pfizer Inc.	22,000	446,820	0.25%
PPG Industries, Inc.	1,600	152,336	0.09%
Praxair, Inc.	5,460	554,736	0.31%
Sanofi-Aventis **	12,100	426,162	0.24%
Shire Plc **	6,630	577,473	0.33%
The Dow Chemical Company	19,900	751,225	0.43%
		17,132,073	9.74%
Coal Mining:
Peabody Energy Corporation	11,967	861,145	0.49%
		861,145	0.49%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2011

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Communications:
American Tower Corporation *	8,445	$437,620	0.25%
CBS Corporation	11,900	297,976	0.17%
Comcast Corporation	11,700	289,224	0.16%
DIRECTV, Inc. *	5,555	259,974	0.15%
Level 3 Communications, Inc. *	520,000	764,400	0.44%
NII Holdings, Inc. *	6,100	254,187	0.14%
Viacom Inc.	6,800	316,336	0.18%
Vodafone Group Plc **	11,120	319,700	0.18%
		2,939,417	1.67%
Construction- Special Trade:
Chicago Bridge & Iron Company N.V. * **	7,050	286,653	0.16%
		286,653	0.16%
Depository Institutions:
Capital One Financial Corporation	9,900	514,404	0.29%
JPMorgan Chase & Co.	10,800	497,880	0.29%
U.S. Bancorp	38,610	1,020,462	0.58%
		2,032,746	1.16%
Durable Goods, Wholesale:
BorgWarner Inc. *	5,805	462,600	0.26%
Reliance Steel & Aluminum Co.	2,500	144,450	0.08%
W.W. Granger, Inc.	5,598	770,733	0.44%
		1,377,783	0.78%
Eating and Drinking Places:
Darden Restaurants, Inc.	14,837	728,942	0.41%
McDonald’s Corporation	7,040	535,673	0.31%
The Cheesecake Factory Incorporated *	25,178	757,606	0.43%
		2,022,221	1.15%
Electric, Gas, and Sanitary Services:
Ameren Corporation	8,800	247,016	0.14%
Constellation Energy Group, Inc.	8,000	249,040	0.14%
Edison International	6,900	252,471	0.14%
Entergy Corporation	3,900	262,119	0.15%
FirstEnergy Corp.	7,000	259,630	0.15%
NRG Energy, Inc. *	12,300	264,942	0.15%
NV Energy, Inc.	17,600	262,064	0.15%
Teco Energy, Inc.	13,900	260,764	0.15%
The Williams Companies, Inc.	63,545	1,981,333	1.13%
		4,039,379	2.30%
Electronic and Other Electric Equipment:
Altera Corporation	32,737	1,441,083	0.82%
Amphenol Corporation	23,660	1,286,867	0.73%
Analog Devices, Inc.	16,400	645,832	0.37%
Emerson Electric Co.	7,130	416,606	0.24%
General Electric Company	37,788	757,649	0.43%
Intel Corporation	63,930	1,289,468	0.73%
Molex Incorporated	90,000	1,862,100	1.06%
Qlogic Corporation *	33,641	624,041	0.36%
Qualcomm Incorporated	46,925	2,572,898	1.46%
Skyworks Solutions, Inc. *	21,319	691,162	0.39%
Texas Instruments Incorporated	44,145	1,525,651	0.87%
Varian Semiconductor Equipment Associates, Inc. *	5,055	246,027	0.14%
Whirlpool Corporation	8,316	709,854	0.40%
		14,069,238	8.00%
Engineering, Accounting, Research, Mgmt and Relation Services:
Accenture plc **	11,200	615,664	0.35%
Fluor Corporation	27,050	1,992,503	1.13%
KBR, Inc.	32,496	1,227,374	0.70%
		3,835,541	2.18%
Fabricated Metal Products:
Ball Corporation	4,200	150,570	0.09%
		150,570	0.09%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2011

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	20,330	$1,162,266	0.66%
Archer-Daniels-Midland Company	4,300	154,843	0.09%
Bunge Limited **	2,000	144,660	0.08%
Corn Products International , Inc.	2,800	145,096	0.08%
Diageo plc **	6,385	486,665	0.28%
General Mills, Inc.	8,695	317,802	0.18%
Hansen Natural Corporation *	5,710	343,913	0.20%
H.J. Heinz Company	6,630	323,677	0.19%
Kraft Foods Inc.	9,755	305,917	0.17%
PepsiCo, Inc.	4,740	305,303	0.17%
The Coca-Cola Company	7,937	526,620	0.30%
		4,216,762	2.40%
Food Stores:
Starbucks Corporation	17,850	659,558	0.38%
		659,558	0.38%
Furniture and Fixtures:
Johnson Controls, Inc.	17,335	720,616	0.41%
Tempur-Pedic International Inc. *	5,800	293,828	0.17%
		1,014,444	0.58%
Health Services:
Express Scripts, Inc. *	20,867	1,160,414	0.66%
Laboratory Corporation of America Holdings *	13,000	1,197,690	0.68%
		2,358,104	1.34%
Holding and Other Investment Offices:
Berkshire Hathaway Inc. *	12,200	1,020,286	0.58%
Brookfield Asset Management Inc. **	58,900	1,911,894	1.09%
		2,932,180	1.67%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	6,300	304,101	0.17%
Lexmark Intenational, Inc. *	17,333	642,014	0.36%
Williams-Sonoma, Inc.	8,100	328,050	0.19%
		1,274,165	0.72%
Hotels, Other Lodging Places:
Las Vegas Sands Corp. *	3,500	147,770	0.08%
Marriott International, Inc.	9,767	347,510	0.20%
		495,280	0.28%
Industrial Machinery and Equipment:
3M Company	7,750	724,625	0.41%
Apple Computer, Inc. *	7,725	2,691,776	1.53%
Cameron International Corporation *	10,390	593,269	0.34%
Caterpillar Inc.	7,058	785,908	0.45%
Cisco Systems, Inc.	65,145	1,117,237	0.64%
Cummins Engine, Inc.	13,655	1,496,861	0.85%
Deere & Company	14,347	1,390,081	0.79%
Dell Inc. *	46,711	677,777	0.39%
Dover Corporation	31,243	2,053,915	1.17%
Eaton Corporation	28,588	1,584,919	0.90%
EMC Corporation *	57,806	1,534,749	0.87%
Hewlett-Packard Company	13,852	567,516	0.32%
Ingersoll-Rand PLC **	12,365	597,353	0.34%
International Business Machines Corporation	26,417	4,307,820	2.45%
Joy Global Inc.	13,384	1,322,473	0.75%
Lam Research Corporation *	11,000	623,260	0.35%
National Oilwell Varco, Inc.	4,600	364,642	0.21%
Parker-Hannifin Corporation	18,703	1,770,800	1.01%
Pitney Bowes, Inc.	15,400	395,626	0.22%
Rockwell Automation, Inc.	3,795	359,197	0.20%
SanDisk Corporation *	14,233	655,999	0.37%
Stanley Black & Decker, Inc.	3,800	291,080	0.17%
Teradata Corporation *	27,185	1,378,280	0.78%
Western Digital Corporation *	22,218	828,509	0.47%
		28,113,672	15.98%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2011

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Instruments and Related Products:
Baxter International Inc.	41,000	$2,204,570	1.25%
Covidien plc **	6,250	324,625	0.18%
Danaher Corporation	9,715	504,209	0.29%
Fossil, Inc. *	3,300	309,045	0.18%
Medtronic, Inc.	10,700	421,045	0.24%
Roper Industries, Inc.	15,400	1,331,484	0.76%
Thermo Fisher Scientific Inc. *	3,955	219,700	0.12%
Waters Corporation *	7,000	608,300	0.35%
		5,922,978	3.37%
Insurance Carriers:
Ace LTD. **	7,600	491,720	0.28%
Aetna Inc.	10,800	404,244	0.23%
Assurant, Inc.	12,700	489,077	0.28%
Axis Capital Holdings Limited **	48,100	1,679,652	0.95%
CIGNA Corporation	21,975	973,053	0.55%
Humana Inc. *	6,800	475,592	0.27%
Leucadia National Corporation	67,000	2,515,180	1.43%
Lincoln National Corporation	16,100	483,644	0.27%
Metlife Capital Trust, Inc.	10,200	456,246	0.26%
Prudential Financial, Inc.	18,220	1,121,987	0.64%
RenaissanceRe Holdings Ltd. **	26,450	1,824,786	1.04%
The Chubb Corporation	8,100	496,611	0.28%
The Hartford Financial Services Group, Inc.	16,700	449,731	0.26%
The Travelers Companies, Inc.	8,500	505,580	0.29%
UnitedHealth Group Incorporated	28,159	1,272,787	0.72%
Wellpoint, Inc.	6,300	439,677	0.25%
		14,079,567	8.00%
Leather and Leather Products:
Coach, Inc.	15,002	780,704	0.44%
		780,704	0.44%
Metal Mining:
Cliffs Natural Resources Inc.	1,500	147,420	0.08%
Freeport-McMoRan Copper & Gold Inc.	14,559	808,752	0.46%
		956,172	0.54%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	2,700	143,154	0.08%
		143,154	0.08%
Miscellaneous Manufacturing Industries:
Siemens Aktiengesellschaft **	3,405	467,643	0.27%
		467,643	0.27%
Miscellaneous Retail:
Dollar Tree, Inc. *	20,465	1,136,217	0.64%
PetSmart, Inc.	18,506	757,821	0.43%
Walgreen Co.	39,367	1,580,191	0.90%
		3,474,229	1.97%
Motion Pictures:
The Walt Disney Company	19,980	860,938	0.49%
		860,938	0.49%
Nondepository Institutions:
American Express Company	14,933	674,972	0.38%
CIT Group Inc. *	6,660	283,383	0.16%
		958,355	0.54%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	31,479	1,245,309	0.71%
Cardinal Health, Inc.	29,300	1,205,109	0.68%
Medco Health Solutions, Inc. *	7,800	438,048	0.25%
Nike, Inc.-Class B	5,870	444,359	0.25%
		3,332,825	1.89%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2011

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Oil and Gas Extraction:
Encana Corporation **	63,850	$2,204,740	1.25%
Eni S.p.A **	7,200	353,736	0.20%
Helmerich & Payne, Inc.	12,032	826,478	0.47%
Nabors Industries Ltd. * **	13,600	413,168	0.24%
Noble Corporation **	38,850	1,772,337	1.01%
Occidental Petroleum Corporation	14,395	1,504,133	0.85%
Patterson-UTI Energy, Inc.	13,800	405,582	0.23%
Petroleo Brasileiro S.A.-Petrobras **	11,025	445,741	0.25%
Plains Exploration & Production Company *	26,000	941,980	0.54%
Royal Dutch Shell PLC **	5,200	378,872	0.22%
Schlumberger N.V. (Schlumberger Limited) **	26,260	2,449,008	1.39%
Talisman Energy Inc. **	14,900	368,030	0.21%
		12,063,805	6.86%
Paper and Allied Products:
International Paper Company	5,400	162,972	0.09%
		162,972	0.09%
Petroleum Refining and Related Industries:
Ashland Inc.	2,600	150,176	0.08%
BP PLC-Spons ADR **	7,800	344,292	0.19%
Chevron Corporation	7,972	856,432	0.49%
ConocoPhillips	34,355	2,743,590	1.56%
Exxon Mobil Corporation	17,295	1,455,028	0.83%
Marathon Oil Corporation	7,400	394,494	0.22%
Sunoco, Inc.	8,400	382,956	0.22%
Total SA **	6,000	365,820	0.21%
Valero Energy Corporation	13,000	387,660	0.22%
		7,080,448	4.02%
Primary Metal Industries:
Alcoa Inc.	8,200	144,730	0.08%
Allegheny Technologies Incorporated	1,840	124,605	0.07%
Corning Incorporated	17,795	367,111	0.21%
Precision Castparts Corp.	1,445	212,675	0.12%
		849,121	0.48%
Railroad Transportation:
CSX Corporation	5,435	427,191	0.24%
Norfolk Southern Corporation	11,562	800,900	0.46%
Union Pacific Corporation	13,266	1,304,446	0.74%
		2,532,537	1.44%
Real Estate:
Pico Holdings, Inc. *	41,450	1,245,987	0.71%
		1,245,987	0.71%
Rubber & Miscellaneous Plastic Products:
Deckers Outdoor Corporation *	3,500	301,525	0.17%
		301,525	0.17%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	20,806	1,270,830	0.72%
Credit Suisse Group **	11,700	498,186	0.29%
Franklin Resources, Inc.	3,900	487,812	0.28%
Morgan Stanley	18,005	491,897	0.28%
T. Rowe Price Group, Inc.	16,755	1,112,867	0.63%
The Goldman Sachs Group, Inc.	2,900	459,563	0.26%
		4,321,155	2.46%
Service Necessity:
Subsea 7 SA **	12,000	303,050	0.17%
		303,050	0.17%
Transportation Equipment:
Autoliv, Inc.	5,500	408,265	0.23%
Ford Motor Company	14,265	212,691	0.12%
Honeywell International Inc.	21,965	1,311,530	0.75%
Oshkosh Corporation *	21,926	775,742	0.44%
TRW Automotive Holdings Corp *	6,800	374,544	0.21%
		3,082,772	1.75%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2011

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Total common stocks (cost $138,872,053)		$172,076,034	97.81%
Short-Term Investments:
AIM Money market funds (.121180% at March 31, 2011)	3,752,825	3,752,825	2.13%
Total short-term investments (cost $3,752,825)		3,752,825	2.13%
Total investments (cost $142,624,878)		175,828,859	99.94%
Other assets and liabilities, net		113,258	0.06%
Total net assets		$175,942,117	100.00%

* Presently not producing dividend income
** Foreign Investments (13.55% of net assets)

Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Fund groups its financial assets at fair value in three levels, based on inputs and assumptions used to determine the fair value. The levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

There were no transfers of securities Level 1 to Level 2 or vice-versa during the year.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2011.

Level 1 -	Quoted Prices	$175,828,859
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$175,828,859

Item 2. Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
By: __/s/ David R. Carpenter______
David R. Carpenter Principal Executive Officer

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David R. Carpenter David R. Carpenter Principal Executive Officer

Date: April 29, 2011

/s/ Robert D. Brearton Robert D. Brearton Principal Financial Officer

Date: April 29, 2011

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically